New Standards, Amendments and Interpretations Issued by the IASB	12 Months Ended
Jun. 30, 2025
New Standards, Amendments and Interpretations Issued by the IASB [Abstract]
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB
3.	NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

New standards and interpretations adopted by the Group

a)	The following new standards became applicable for the current reporting period and adopted by the Group.

-	Amendments to IFRS 16 - Lease Liability in a Sale and Leaseback.

-	Amendments to IAS 1 – Non-current liabilities with covenants.

-	Amendment to IAS 7 and IFRS 7 - Supplier Financing.

-	Amendments to IAS 7 - Statement of Cash Flows & to IFRS 7- Financial Instruments: Disclosures.

These new standards and amendments did not have any material impact on the Group.

b)	The following new standards are not yet adopted by the Group.

-	IFRS 19 – Subsidiaries without Public Accountability. The standard is effective for annual periods beginning on or after January 1, 2027.

-	Amendments to IFRS 9 and IFRS 7 - Amendments to the Classification and Measurement of Financial Instruments. The amendments are effective for reporting periods beginning on or after January 1, 2026.

-	Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity. The amendments are effective for annual periods beginning on or after January 1, 2026.

-	Annual Improvements to IFRS Accounting Standards—Volume 11. The amendments are effective for annual periods beginning on or after January 1, 2026.
-	Amendments to IAS 21- The Effects of Changes in Foreign Exchange Rates titled Lack of Exchangeability. The amendments are effective for annual reporting periods beginning on or after January 1, 2025.

These amendments are not expected to have material impact on the Group.

-	IFRS 18 – Presentation and Disclosure in Financial Statements. This standard introduces new requirements for the presentation and disclosure of income and expenses in the statement of profit or loss, including the introduction of new defined subtotals such as Operating Profit and enhanced disaggregation requirements. The standard also includes additional guidance on aggregation principles and requires disclosures about management-defined performance measures (MPMs) used in public communications outside the financial statements. It is effective for annual periods beginning on or after January 1, 2027, with retrospective application in accordance with IAS 8, subject to specific transitional reliefs.

The Group is analyzing the potential impact of this standard on our financial statements, which is expected to mainly affect the presentation and structure of the primary financial statements and related disclosures, but not the recognition or measurement of transactions.